Consolidated Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Consolidated Statements of Operations
Revenue	¥ 11,208,041	¥ 10,529,287	¥ 6,279,615
Operating revenue from reimbursed direct costs	12,734	26,949	25,311
Total revenue	11,220,775	10,556,236	6,304,926
Cost of revenue	6,904,980	5,746,069	3,140,080
Reimbursed direct costs	12,734	26,949	25,311
Selling, general and administrative expenses	5,481,912	4,853,497	2,864,113
Total operating expense	12,399,626	10,626,515	6,029,504
Operating income (loss)	(1,178,851)	(70,279)	275,422
Interest income	3,634	1,672	1,699
Interest expense	(125,743)	(54,793)	(28,177)
Gain (loss) on derivatives	43,594	(258,205)
Foreign currency exchange gains (losses)	(13,751)	161,680	200,438
Dividend income	14,400	11,250	9,000
Other-net	(60,255)	(20,075)	(85)
Income (loss) before income taxes	(1,316,972)	(228,750)	458,297
Income taxes (benefit)	(458,109)	183,125	238,094
Net income (loss)	(858,863)	(411,875)	220,203
Less: Net income attributable to noncontrolling interests	6,224	5,757	1,750
Net income (loss) attributable to FRONTEO, Inc. shareholders	¥ (865,087)	¥ (417,632)	¥ 218,453
Net income (loss) attributable to FRONTEO, Inc. shareholders per share:
Basic (in JPY per share)	¥ (23.8)	¥ (11.7)	¥ 6.3
Diluted (in JPY per share)	¥ (23.8)	¥ (11.7)	¥ 6.1